Debt (Genesis Securitization Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 5,803,499,000	$ 6,111,165,000	[1]
Genesis Securitization [Member]
Debt Instrument [Line Items]
Number of aircraft financed	41
Long-term Debt	549,288,000	624,973,000	[1]
Spread over reference rate	0.24%
Reference rate	One-month LIBOR
Debt Instrument, Collateral Amount	800,000,000
Debt Instrument, Aircraft Collateral Number	38
Servicing rights acquired		24,500,000
Genesis Securitization [Member] | Credit Agricole [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 60,000,000

[1]	As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.